Common and Preferred Stock - Initial Public Offering (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jul. 31, 2018	Dec. 31, 2018	Sep. 30, 2018
Common and Preferred Stock
Net proceeds of initial public offering ("IPO")		$ 47,320,233
Aggregate number of shares issued upon conversion of convertible preferred stock			9,948,207
IPO
Common and Preferred Stock
Share issuances (in shares)	4,833,099